Minimum Guarantees (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Fair value of assets supporting separate accounts	$ 265,825	$ 60,368
GMDB
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Fair value of assets supporting separate accounts	55,997	60,368
GLWB
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Fair value of assets supporting separate accounts	$ 209,828	$ 0